Trade and other receivables - Aging analysis (Details) - CAD ($)	Feb. 28, 2025	Aug. 31, 2024
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 132,708	$ 26,222
0 - 30
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	23,300
31-60
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	75,799	21,603
61-90
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	3,640
91 and over
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 29,969	$ 4,619